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                                 [LETTERHEAD]


                                 May 7, 1999


VIA EDGARLINK
-------------

U.S. Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  PROTECTIVE LIFE AND ANNUITY INSURANCE COMPANY
          (FORMERLY AMERICAN FOUNDATION LIFE INSURANCE COMPANY)
          VARIABLE ANNUITY ACCOUNT A OF PROTECTIVE LIFE
          FILING PURSUANT TO RULE 497(j) FOR
          FILE NO. 333-41577; 811-8537
          -----------------------------------------------------

Commissioners:

     On behalf of Protective Life Annuity Insurance Company (formerly American Foundation Life Insurance Company) and Variable Annuity Account A of Protective Life, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the form of the Statement of Additional Information ("SAI") being used in connection with the offering of the Protective Variable Annuity contract and otherwise required to be filed under Rule 497(c) does not differ from the SAI contained in Post-Effective Amendment No. 1 for the Variable Annuity Account A of Protective Life as filed with the Commission on April 30, 1999 via EDGARLINK.

     Please do not hesitate to call the undersigned at (800) 627-0220 if you have any questions.

                                       Sincerely,

                                       /s/ Steve M. Callaway

                                       Steve M. Callaway

SMC/ji/34539v1
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